UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2060 Fund

Fund Address:        100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta Retirement Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 47.1%
iShares Edge MSCI Min Vol EAFE ETF	44,991	$3,172,765
iShares Edge MSCI Min Vol USA ETF (b)	63,303	3,160,086
iShares Edge MSCI Multifactor Intl ETF	12,830	347,950
iShares Edge MSCI Multifactor USA Small-Cap ETF	18,000	659,880
iShares Global REIT ETF	5,100	132,396

		7,473,077

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 52.4%
iShares 20+ Year Treasury Bond ETF	10,003	$1,240,772
iShares Edge U.S. Fixed Income Balanced Risk ETF (b)	56,153	5,670,330
iShares TIPS Bond ETF	12,267	1,394,267

		8,305,369

Short-Term Securities — 8.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (c)	41,931	41,931
SL Liquidity Series LLC, Money Market Series, 1.29% (c)(d)	1,354,083	1,354,354

		1,396,285
Total Affiliated Investment Companies (Cost — $16,154,826*) — 108.3%		17,174,731
Liabilities in Excess of Other Assets — (8.3)%		(1,320,496)

Net Assets — 100.0%		$15,854,235

Notes to Schedule of Investments

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$16,185,465

Gross unrealized appreciation	$989,266
Gross unrealized depreciation	—

Net unrealized appreciation	$989,266

Portfolio Abbreviation

ETF	Exchange-Traded Fund

BLACKROCK FUNDS II	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta Retirement Fund

(a)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	20,695	—		(20,695)	—	—	—		$7,564	$19,481
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	11,344	—		(11,344)	—	—	—		92,794	(96,086)
BlackRock Commodity Strategies Fund, Institutional Class	86,706	—		(86,706)	—	—	—		(151,824)	140,803
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	57,165	—		(57,165)	—	—	—		(38,419)	39,052
BlackRock Equity Dividend Fund, Class K	12,679	—		(12,679)	—	—	—		23,201	(9,890)
BlackRock Global Long/Short Credit Fund, Class K	153,500	—		(153,500)	—	—	—		49,583	(55,260)
BlackRock Global Long/Short Equity Fund, Class K	53,006	—		(53,006)	—	—	—		(12,191)	13,251
BlackRock Inflation Protected Bond Portfolio, Class K	146,439	—		(146,439)	—	—	$728		(75,386)	45,526
BlackRock International Opportunities Portfolio, Institutional Class	61,551	—		(61,551)	—	—	—		(128,135)	66,243
BlackRock Liquidity Funds, T-Fund, Institutional Class	343,902	—		(301,971)[2]	41,931	$41,931	371		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	157,616	—		(157,616)	—	—	2,914		17,280	(20,432)
iShares 20+ Year Treasury Bond ETF	—	14,253		(4,250)	10,003	1,240,772	22,449		(1,329)	33,888
iShares Edge MSCI Min Vol EAFE ETF	—	65,333		(20,342)	44,991	3,172,765	135,673		54,018	399,068
iShares Edge MSCI Min Vol USA ETF	—	81,827		(18,524)	63,303	3,160,086	51,441		21,138	352,162
iShares Edge MSCI Multifactor Intl ETF	—	24,750		(11,920)	12,830	347,950	10,319		12,116	56,902
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	19,500		(1,500)	18,000	659,880	4,508		2,079	46,785
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	66,303		(10,150)	56,153	5,670,330	105,204		2,582	120,561
iShares Global REIT ETF	—	5,600		(500)	5,100	132,396	2,955		747	6,118
iShares International Developed Real Estate ETF	1,550	—		(1,550)	—	—	—		(8,400)	5,800
iShares TIPS Bond ETF	—	17,436		(5,169)	12,267	1,394,267	15,169		(1,589)	4,365
iShares U.S. Consumer Goods ETF	1,617	—		(1,617)	—	—	—		2,760	(7,698)
iShares U.S. Energy ETF	2,717	—		(2,717)	—	—	—		(20,514)	24,571
iShares U.S. Financials ETF	2,070	—		(2,070)	—	—	—		75,240	(61,035)
iShares U.S. Healthcare ETF	670	—		(670)	—	—	—		(1,769)	5,616
iShares U.S. Industrials ETF	1,317	—		(1,317)	—	—	—		25,791	(16,716)
iShares U.S. Real Estate ETF	512	—		(512)	—	—	—		(3,639)	1,987
iShares U.S. Technology ETF	1,149	—		(1,149)	—	—	—		12,755	(12,455)
Master Large Cap Growth Portfolio	$ 496,165	—		$(496,165)[2,3]	—	—	559		132,875	(116,868)
Master Small Cap Index Series	$ 632,224	—		$(632,224)[2,3]	—	—	665		112,625	(45,491)
Master Total Return Portfolio	$5,828,817	—		$(5,828,817)[2,3]	—	—	11,550		(88,902)	(38,184)
S&P 500 Index Master Portfolio	$ 186,835	—		$(186,835)[2,3]	—	—	390		8,622	(3,701)
SL Liquidity Series, LLC, Money Market Series	39,211	1,314,872	[4]	—	1,354,083	1,354,354	392	[5]	(180)	56
Total						$17,174,731	$365,287		$121,493	$898,419

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]	Represents net shares/investment value purchased.

[5]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$7,473,077	—	—	$7,473,077
Fixed Income Funds[1]	8,305,369	—	—	8,305,369
Short-Term Securities	41,931	—	—	41,931

Subtotal	$15,820,377	—	—	$15,820,377

Investments Valued at NAV[2]				1,354,354

Total Investments				$17,174,731

[1]	See above Schedule of Investments for values in each security type.

[2]	As of July 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JULY 31, 2017	3

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2020 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 56.3%
iShares Edge MSCI Min Vol EAFE ETF	67,028	$4,726,815
iShares Edge MSCI Min Vol USA ETF (b)	94,752	4,730,020
iShares Edge MSCI Multifactor Intl ETF	111,159	3,014,632
iShares Edge MSCI Multifactor USA Small-Cap ETF	26,200	960,492
iShares Global REIT ETF	20,478	531,609

		13,963,568

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 43.5%
iShares 20+ Year Treasury Bond ETF	15,512	$1,924,108
iShares Edge U.S. Fixed Income Balanced Risk ETF	71,090	7,178,668
iShares TIPS Bond ETF	14,982	1,702,854

		10,805,630

Short-Term Securities — 19.3%
SL Liquidity Series LLC, Money Market Series, 1.29% (c)(d)	4,780,976	4,781,932
Total Affiliated Investment Companies (Cost — $27,635,111*) — 119.1%		29,551,130
Liabilities in Excess of Other Assets — (19.1)%		(4,732,812)

Net Assets — 100.0%		$24,818,318

Notes to Schedule of Investments

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$27,649,395

Gross unrealized appreciation	$1,901,735
Gross unrealized depreciation	—

Net unrealized appreciation	$1,901,735

BLACKROCK FUNDS II	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2020 Fund

(a)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	57,660	—		(57,660)	—	—	—		$(1,113)	$78,955
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	29,408	—		(29,408)	—	—	—		203,322	(211,261)
BlackRock Commodity Strategies Fund, Institutional Class	137,321	—		(137,321)	—	—	—		(213,428)	195,910
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	87,546	—		(87,546)	—	—	—		(59,599)	60,524
BlackRock Equity Dividend Fund, Class K	32,161	—		(32,161)	—	—	—		59,045	(24,955)
BlackRock Global Long/Short Credit Fund, Class K	143,057	—		(143,057)	—	—	—		46,079	(51,501)
BlackRock Global Long/Short Equity Fund, Class K	81,171	—		(81,171)	—	—	—		(18,669)	20,293
BlackRock Inflation Protected Bond Portfolio, Class K	184,945	—		(184,945)	—	—	$932		(124,610)	86,985
BlackRock International Opportunities Portfolio, Institutional Class	123,078	—		(123,078)	—	—	—		(260,147)	135,838
BlackRock Liquidity Funds, T-Fund, Institutional Class	535,307	—		(535,307)[2]	—	—	589		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	150,181	—		(150,181)	—	—	2,804		16,256	(19,260)
iShares 20+ Year Treasury Bond ETF	—	20,569		(5,057)	15,512	$1,924,108	31,152		(4,830)	50,888
iShares Edge MSCI Min Vol EAFE ETF	—	98,193		(31,165)	67,028	4,726,815	199,505		55,151	595,503
iShares Edge MSCI Min Vol USA ETF	—	127,742		(32,990)	94,752	4,730,020	74,242		29,069	523,461
iShares Edge MSCI Multifactor Intl ETF	—	158,090		(46,931)	111,159	3,014,632	72,166		77,366	488,221
iShares Edge MSCI Multifactor USA ETF	—	9,462		(9,462)	—	—	822		6,020	—
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	26,700		(500)	26,200	960,492	6,249		446	68,099
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	83,140		(12,050)	71,090	7,178,668	128,953		3,354	150,066
iShares Global REIT ETF	—	33,630		(13,152)	20,478	531,609	24,489		14,867	33,885
iShares International Developed Real Estate ETF	11,446	—		(11,446)	—	—	—		(38,433)	19,238
iShares TIPS Bond ETF	—	22,628		(7,646)	14,982	1,702,854	19,113		(2,850)	5,418
iShares U.S. Consumer Goods ETF	1,306	—		(1,306)	—	—	—		2,229	(6,217)
iShares U.S. Industrials ETF	1,388	—		(1,388)	—	—	—		27,182	(17,618)
iShares U.S. Real Estate ETF	4,172	—		(4,172)	—	—	—		(30,150)	16,683
Master Large Cap Growth Portfolio	$1,464,910	—		$(1,464,910)[2,3]	—	—	1,593		265,772	(220,904)
Master Small Cap Index Series	$ 890,020	—		$(890,020)[2,3]	—	—	936		157,018	(7,019)
Master Total Return Portfolio	$8,416,587	—		$(8,416,587)[2,3]	—	—	16,677		(86,404)	(96,966)
S&P 500 Index Master Portfolio	$ 828,667	—		$(828,667)[2,3]	—	—	1,731		24,520	(58,360)
SL Liquidity Series, LLC, Money Market Series	320,043	4,460,933	[4]	—	4,780,976	4,781,932	2,525	[5]	—	478
Total						$29,551,130	$584,478		$147,463	$1,816,384

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]	Represents net shares/investment value purchased.

[5]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2020 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$13,963,568	—	—	$13,963,568
Fixed Income Funds[1]	10,805,630	—	—	10,805,630

Subtotal	$24,769,198	—	—	$24,769,198

Investments Valued at NAV[2]				4,781,932

Total Investments				$29,551,130

[1]	See above Schedule of Investments for values in each security type.

[2]	As of July 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JULY 31, 2017	3

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2025 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 68.2%
iShares Edge MSCI Min Vol EAFE ETF	73,733	$5,199,651
iShares Edge MSCI Min Vol USA ETF	97,535	4,868,947
iShares Edge MSCI Multifactor Intl ETF	181,747	4,928,978
iShares Edge MSCI Multifactor USA ETF	70,898	2,073,766
iShares Edge MSCI Multifactor USA Small-Cap ETF	23,462	860,117
iShares Global REIT ETF	65,083	1,689,555

		19,621,014

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 31.6%
iShares 20+ Year Treasury Bond ETF	16,017	$1,986,749
iShares Edge U.S. Fixed Income Balanced Risk ETF (b)	53,678	5,420,404
iShares TIPS Bond ETF	14,901	1,693,648

		9,100,801

Short-Term Securities — 7.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (c)	156,894	156,894
SL Liquidity Series LLC, Money Market Series, 1.29% (c)(d)	1,946,382	1,946,771

		2,103,665
Total Affiliated Investment Companies (Cost — $28,284,869*) — 107.1%		30,825,480
Liabilities in Excess of Other Assets — (7.1)%		(2,042,884)

Net Assets — 100.0%		$28,782,596

Notes to Schedule of Investments

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$28,251,196

Gross unrealized appreciation	$2,574,284
Gross unrealized depreciation	—

Net unrealized appreciation	$2,574,284

BLACKROCK FUNDS II	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2025 Fund

(a)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	87,635	—		(87,635)	—	—	—		$(7,815)	$120,444
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	42,344	—		(42,344)	—	—	—		210,095	(221,528)
BlackRock Commodity Strategies Fund, Institutional Class	146,079	—		(146,079)	—	—	—		(213,440)	194,690
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	84,782	—		(84,782)	—	—	—		(59,072)	59,072
BlackRock Equity Dividend Fund, Class K	48,190	—		(48,190)	—	—	—		86,332	(36,258)
BlackRock Global Long/Short Credit Fund, Class K	110,663	—		(110,663)	—	—	—		35,412	19,654
BlackRock Global Long/Short Equity Fund, Class K	78,618	—		(78,618)	—	—	—		(18,082)	(39,839)
BlackRock Inflation Protected Bond Portfolio, Class K	140,918	—		(140,918)	—	—	$719		(81,331)	52,307
BlackRock International Opportunities Portfolio, Institutional Class	159,248	—		(159,248)	—	—	—		(353,285)	193,672
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,595,797	—		(1,438,903)[2]	156,894	$156,894	778		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	116,245	—		(116,245)	—	—	2,353		12,583	(14,907)
iShares 20+ Year Treasury Bond ETF	—	20,007		(3,990)	16,017	1,986,749	30,022		(772)	49,870
iShares Edge MSCI Min Vol EAFE ETF	—	102,881		(29,148)	73,733	5,199,651	218,039		57,125	649,097
iShares Edge MSCI Min Vol USA ETF	—	125,140		(27,605)	97,535	4,868,947	76,543		24,661	537,828
iShares Edge MSCI Multifactor Intl ETF	—	218,780		(37,033)	181,747	4,928,978	114,340		48,241	811,846
iShares Edge MSCI Multifactor USA ETF	—	94,642		(23,744)	70,898	2,073,766	24,430		15,263	220,916
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	24,300		(838)	23,462	860,117	5,592		1,340	60,245
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	57,228		(3,550)	53,678	5,420,404	91,236		700	108,484
iShares Global REIT ETF	—	76,660		(11,577)	65,083	1,689,555	57,755		15,177	98,279
iShares International Developed Real Estate ETF	24,432	1,016		(25,448)	—	—	—		(93,024)	50,331
iShares TIPS Bond ETF	—	19,258		(4,357)	14,901	1,693,648	16,529		(654)	3,975
iShares U.S. Consumer Goods ETF	1,369	—		(1,369)	—	—	—		2,337	(6,517)
iShares U.S. Industrials ETF	1,286	—		(1,286)	—	—	—		25,184	(16,323)
iShares U.S. Real Estate ETF	8,922	282		(9,204)	—	—	—		(44,420)	15,385
Master Large Cap Growth Portfolio	$2,088,841	—		$(2,088,841)[2,3]	—	—	2,339		257,409	(190,543)
Master Small Cap Index Series	$ 781,316	—		$(781,316)[2,3]	—	—	833		136,653	(52,331)
Master Total Return Portfolio	$5,622,546	—		$(5,622,546)[2,3]	—	—	11,141		(120,024)	(2,603)
S&P 500 Index Master Portfolio	$ 574,479	—		$(574,479)[2,3]	—	—	1,200		29,246	(14,113)
SL Liquidity Series, LLC, Money Market Series	684,412	1,261,970	[4]	—	1,946,382	1,946,771	2,436	[5]	—	71
Total						$30,825,480	$656,285		$(34,161)	$2,651,204

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]	Represents net shares/investment value purchased.

[5]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$19,621,014	—	—	$19,621,014
Fixed Income Funds[1]	9,100,801	—	—	9,100,801
Short-Term Securities	156,894	—	—	156,894

Subtotal	$28,878,709	—	—	$28,878,709

Investments Valued at NAV[2]				1,946,771

Total Investments				$30,825,480

[1]	See above Schedule of Investments for values in each security type.

[2]	As of July 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JULY 31, 2017	3

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2030 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 78.9%
iShares Edge MSCI Min Vol EAFE ETF	57,200	$4,033,744
iShares Edge MSCI Min Vol USA ETF (b)	75,870	3,787,430
iShares Edge MSCI Multifactor Intl ETF	175,071	4,747,926
iShares Edge MSCI Multifactor USA ETF	129,383	3,784,453
iShares Edge MSCI Multifactor USA Small-Cap ETF	13,700	502,242
iShares Global REIT ETF	73,105	1,897,806

		18,753,601

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 20.8%
iShares 20+ Year Treasury Bond ETF	11,414	$1,415,793
iShares Edge U.S. Fixed Income Balanced Risk ETF (b)	25,745	2,599,730
iShares TIPS Bond ETF	8,270	939,968

		4,955,491

Short-Term Securities — 10.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (c)	334,351	334,351
SL Liquidity Series LLC, Money Market Series, 1.29% (c)(d)	2,124,795	2,125,219

		2,459,570
Total Affiliated Investment Companies (Cost — $23,839,880*) — 110.0%		26,168,662
Liabilities in Excess of Other Assets — (10.0)%		(2,388,694)

Net Assets — 100.0%		$23,779,968

Notes to Schedule of Investments

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$23,798,813

Gross unrealized appreciation	$2,369,849
Gross unrealized depreciation	—

Net unrealized appreciation	$2,369,849

BLACKROCK FUNDS II	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2030 Fund

(a)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	83,834	—		(83,834)	—	—	—		$(1,304)	$104,660
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	44,366	—		(44,366)	—	—	—		237,442	(249,974)
BlackRock Commodity Strategies Fund, Institutional Class	126,350	—		(126,350)	—	—	—		(195,329)	179,458
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	78,071	—		(78,071)	—	—	—		(53,821)	53,910
BlackRock Equity Dividend Fund, Class K	50,959	—		(50,959)	—	—	—		88,100	(39,541)
BlackRock Global Long/Short Credit Fund, Class K	89,207	—		(89,207)	—	—	—		28,546	(32,114)
BlackRock Global Long/Short Equity Fund, Class K	72,393	—		(72,393)	—	—	—		(16,548)	18,098
BlackRock Inflation Protected Bond Portfolio, Class K	82,101	—		(82,101)	—	—	$406		(41,260)	24,889
BlackRock International Opportunities Portfolio, Institutional Class	156,215	—		(156,215)	—	—	—		(291,387)	137,701
BlackRock Liquidity Funds, T-Fund, Institutional Class	510,248	—		(175,897)[2]	334,351	$334,351	613		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	93,758	—		(93,758)	—	—	1,898		10,149	(12,024)
iShares 20+ Year Treasury Bond ETF	—	14,139		(2,725)	11,414	1,415,793	19,775		(521)	34,845
iShares Edge MSCI Min Vol EAFE ETF	—	77,764		(20,564)	57,200	4,033,744	157,786		17,387	491,240
iShares Edge MSCI Min Vol USA ETF	—	100,342		(24,472)	75,870	3,787,430	58,403		14,767	407,105
iShares Edge MSCI Multifactor Intl ETF	—	211,060		(35,989)	175,071	4,747,926	108,897		29,741	782,025
iShares Edge MSCI Multifactor USA ETF	—	170,184		(40,801)	129,383	3,784,453	45,183		25,433	408,758
iShares Edge MSCI Multifactor USA
Small-Cap ETF	—	16,900		(3,200)	13,700	502,242	3,952		6,374	35,609
iShares Edge U.S. Fixed Income
Balanced Risk ETF	—	28,555		(2,810)	25,745	2,599,730	43,467		238	51,783
iShares Global REIT ETF	—	91,190		(18,085)	73,105	1,897,806	67,448		18,446	114,888
iShares International Developed Real Estate ETF	30,128	—		(30,128)	—	—	—		(107,615)	57,091
iShares TIPS Bond ETF	—	11,440		(3,170)	8,270	939,968	9,474		(826)	2,317
iShares U.S. Real Estate ETF	10,995	—		(10,995)	—	—	—		(27,250)	(8,241)
Master Large Cap Growth Portfolio	$1,998,140	—		$(1,998,140)[2,3]	—	—	2,167		287,964	(227,012)
Master Small Cap Index Series	$ 552,797	—		$(552,797)[2,3]	—	—	574		102,711	(45,112)
Master Total Return Portfolio	$3,266,128	—		$(3,266,128)[2,3]	—	—	6,472		(39,380)	(841,827)
S&P 500 Index Master Portfolio	$1,006,079	—		$(1,006,079)[2,3]	—	—	2,102		33,102	803,374
SL Liquidity Series, LLC, Money Market Series	843,504	1,281,291	[4]	—	2,124,795	2,125,219	631	[5]	—	212
Total						$26,168,662	$529,248		$ 125,159	$2,252,118

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]	Represents net shares/investment value purchased.

[5]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2030 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$ 18,753,601	—	—	$ 18,753,601
Fixed Income Funds[1]	4,955,491	—	—	4,955,491
Short-Term Securities	334,351	—	—	334,351

Subtotal	$ 24,043,443	—	—	$ 24,043,443

Investments Valued at NAV[2]				2,125,219

Total Investments				$ 26,168,662

[1]	See above Schedule of Investments for values in each security type.

[2]	As of July 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JULY 31, 2017	3

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2035 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 89.8%
iShares Edge MSCI Min Vol EAFE ETF	37,935	$2,675,176
iShares Edge MSCI Min Vol USA ETF (b)	53,627	2,677,060
iShares Edge MSCI Multifactor Intl ETF	149,020	4,041,423
iShares Edge MSCI Multifactor USA ETF	183,396	5,364,333
iShares Edge MSCI Multifactor USA Small-Cap ETF	9,700	355,602
iShares Global REIT ETF	81,450	2,114,442

		17,228,036

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 9.9%
iShares 20+ Year Treasury Bond ETF	6,130	$760,365
iShares Edge U.S. Fixed Income Balanced Risk ETF	7,707	778,253
iShares TIPS Bond ETF	3,297	374,737

		1,913,355

Short-Term Securities — 12.7%
SL Liquidity Series LLC, Money Market Series, 1.29% (c)(d)	2,432,049	2,432,535
Total Affiliated Investment Companies (Cost — $19,533,490*) — 112.4%		21,573,926
Liabilities in Excess of Other Assets — (12.4)%		(2,385,351)

Net Assets — 100.0%		$19,188,575

Notes to Schedule of Investments

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$19,391,389

Gross unrealized appreciation	$2,182,537
Gross unrealized depreciation	—

Net unrealized appreciation	$2,182,537

BLACKROCK FUNDS II	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2035 Fund

(a)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	89,604	—		(89,604)	—	—	—		$ (20,716)	$ 140,164
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	42,120	—		(42,120)	—	—	—		131,088	(142,647)
BlackRock Commodity Strategies Fund, Institutional Class	108,085	—		(108,085)	—	—	—		(112,450)	98,657
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	62,188	—		(62,188)	—	—	—		(43,574)	43,574
BlackRock Equity Dividend Fund, Class K	47,771	—		(47,771)	—	—	—		85,476	(36,329)
BlackRock Global Long/Short Credit Fund, Class K	48,075	—		(48,075)	—	—	—		15,384	(17,307)
BlackRock Global Long/Short Equity Fund, Class K	57,669	—		(57,669)	—	—	—		(13,264)	14,417
BlackRock Inflation Protected Bond Portfolio, Class K	40,771	—		(40,771)	—	—	$206		(17,132)	8,803
BlackRock International Opportunities Portfolio, Institutional Class	145,557	—		(145,557)	—	—	—		(359,779)	213,296
BlackRock Liquidity Funds, T-Fund, Institutional Class	601,171	—		(601,171)[2]	—	—	495		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	50,528	—		(50,528)	—	—	1,023		5,469	(6,480)
iShares 20+ Year Treasury Bond ETF	—	7,690		(1,560)	6,130	$760,365	12,330		(647)	22,274
iShares Edge MSCI Min Vol EAFE ETF	—	56,215		(18,280)	37,935	2,675,176	106,390		19,495	327,481
iShares Edge MSCI Min Vol USA ETF	—	73,847		(20,220)	53,627	2,677,060	43,236		11,182	297,613
iShares Edge MSCI Multifactor Intl ETF	—	187,220		(38,200)	149,020	4,041,423	92,580		42,290	656,043
iShares Edge MSCI Multifactor USA ETF	—	236,766		(53,370)	183,396	5,364,333	62,541		33,393	568,812
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	12,000		(2,300)	9,700	355,602	2,529		3,257	25,212
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	8,707		(1,000)	7,707	778,253	13,855		305	16,167
iShares Global REIT ETF	—	97,780		(16,330)	81,450	2,114,442	74,113		19,394	125,481
iShares International Developed Real Estate ETF	32,676	961		(33,637)	—	—	—		(127,627)	71,202
iShares TIPS Bond ETF	—	5,027		(1,730)	3,297	374,737	4,505		(335)	1,110
iShares U.S. Consumer Goods ETF	778	—		(778)	—	—	—		1,328	(3,704)
iShares U.S. Industrials ETF	609	—		(609)	—	—	—		11,926	(7,730)
iShares U.S. Real Estate ETF	11,940	207		(12,147)	—	—	—		(4,097)	(34,617)
Master Large Cap Growth Portfolio	$2,172,588	—		$(2,172,588)[2,3]	—	—	2,454		131,553	(61,102)
Master Small Cap Index Series	$ 386,880	—		$(386,880)[2,3]	—	—	409		70,430	(29,115)
Master Total Return Portfolio	$1,116,260	—		$(1,116,260)[2,3]	—	—	2,212		(55,501)	31,159
S&P 500 Index Master Portfolio	$ 580,234	—		$(580,234)[2,3]	—	—	1,212		34,443	(19,159)
SL Liquidity Series, LLC, Money Market Series	915,959	1,516,090	[4]	—	2,432,049	2,432,535	495	[5]	(81)	243
Total						$21,573,926	$420,585		$(138,790)	$2,303,518

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]	Represents net shares/investment value purchased.

[5]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$17,228,036	—	—	$17,228,036
Fixed Income Funds[1]	1,913,355	—	—	1,913,355

Subtotal	$19,141,391	—	—	$19,141,391

Investments Valued at NAV[2]				2,432,535

Total Investments				$21,573,926

[1]	See above Schedule of Investments for values in each security type.

[2]	As of July 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JULY 31, 2017	3

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2040 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 95.9%
iShares Edge MSCI Min Vol EAFE ETF	19,521	$1,376,621
iShares Edge MSCI Min Vol USA ETF	36,821	1,838,104
iShares Edge MSCI Multifactor Intl ETF	115,780	3,139,954
iShares Edge MSCI Multifactor USA ETF	217,548	6,363,279
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,870	178,534
iShares Global REIT ETF	78,210	2,030,332

		14,926,824

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 3.8%
iShares 20+ Year Treasury Bond ETF	3,598	$446,296
iShares TIPS Bond ETF	1,273	144,689

		590,985

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (b)	12,650	12,650
Total Affiliated Investment Companies (Cost — $13,849,191*) — 99.8%		15,530,459
Other Assets Less Liabilities — 0.2%		30,439

Net Assets — 100.0%		$15,560,898

Notes to Schedule of Investments

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$13,823,131

Gross unrealized appreciation	$1,707,328
Gross unrealized depreciation	—

Net unrealized appreciation	$1,707,328

BLACKROCK FUNDS II	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2040 Fund

(a)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	85,772	—	(85,772)	—	—	—		$ (33,139)	$ 144,104
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	46,055	—	(46,055)	—	—	—		150,549	(163,185)
BlackRock Commodity Strategies Fund, Institutional Class	99,682	—	(99,682)	—	—	—		(129,973)	117,499
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	55,027	—	(55,027)	—	—	—		(38,360)	38,360
BlackRock Equity Dividend Fund, Class K	52,841	—	(52,841)	—	—	—		94,180	(41,215)
BlackRock Global Long/Short Credit Fund, Class K	39,428	—	(39,428)	—	—	—		12,617	(14,194)
BlackRock Global Long/Short Equity Fund, Class K	51,028	—	(51,028)	—	—	—		(11,736)	12,756
BlackRock Inflation Protected Bond Portfolio, Class K	15,064	—	(15,064)	—	—	$78		(631)	(2,532)
BlackRock International Opportunities Portfolio, Institutional Class	142,655	—	(142,655)	—	—	—		(348,995)	207,482
BlackRock Liquidity Funds, T-Fund, Institutional Class	277,852	—	(265,202)[2]	12,650	$12,650	370		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	41,518	—	(41,518)	—	—	840		4,494	(5,325)
iShares 20+ Year Treasury Bond ETF	—	4,968	(1,370)	3,598	446,296	5,855		(1,759)	9,907
iShares Edge MSCI Min Vol EAFE ETF	—	37,511	(17,990)	19,521	1,376,621	50,890		(3,570)	115,069
iShares Edge MSCI Min Vol USA ETF	—	53,281	(16,460)	36,821	1,838,104	28,596		6,915	201,722
iShares Edge MSCI Multifactor Intl ETF	—	136,330	(20,550)	115,780	3,139,954	71,289		20,572	510,673
iShares Edge MSCI Multifactor USA ETF	—	302,048	(84,500)	217,548	6,363,279	79,683		72,186	705,182
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	8,820	(3,950)	4,870	178,534	1,782		6,557	12,658
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	5,022	(5,022)	—	—	2,572		3,008	—
iShares Global REIT ETF	—	98,210	(20,000)	78,210	2,030,332	73,841		22,833	125,771
iShares International Developed Real Estate ETF	35,454	—	(35,454)	—	—	—		(146,840)	87,384
iShares TIPS Bond ETF	—	2,073	(800)	1,273	144,689	1,569		10	286
iShares U.S. Real Estate ETF	12,941	—	(12,941)	—	—	—		(6,586)	(35,188)
Master Large Cap Growth Portfolio	$2,054,603	—	$(2,054,603)[2,3]	—	—	2,297		179,309	(109,538)
Master Small Cap Index Series	$ 301,983	—	$(301,983)[2,3]	—	—	307		53,263	(23,764)
S&P 500 Index Master Portfolio	$ 283,737	—	$(283,737)[2,3]	—	—	593		18,181	(13,834)
SL Liquidity Series, LLC, Money Market Series	992,754	—	(992,754)[2]	—	—	223	[4]	—	—
Total					$15,530,459	$320,785		$ (76,915)	$1,880,078

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Current yield as of period end.

2	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$14,926,824	—	—	$14,926,824
Fixed Income Funds[1]	590,985	—	—	590,985
Short-Term Securities	12,650	—	—	12,650

Total	$15,530,459	—	—	$15,530,459

[1]	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JULY 31, 2017	3

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2045 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 98.6%
iShares Edge MSCI Min Vol EAFE ETF	8,505	$599,773
iShares Edge MSCI Min Vol USA ETF (b)	9,461	472,293
iShares Edge MSCI Multifactor Intl ETF	123,196	3,341,076
iShares Edge MSCI Multifactor USA ETF	196,868	5,758,389
iShares Edge MSCI Multifactor USA Small-Cap ETF	3,850	141,141
iShares Global REIT ETF	71,134	1,846,639

		12,159,311

Fixed Income Funds — 1.0%
iShares 20+ Year Treasury Bond ETF	1,002	124,288

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 4.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (c)	27,356	$27,356
SL Liquidity Series LLC, Money Market Series, 1.29% (c)(d)	472,570	472,664

		500,020
Total Affiliated Investment Companies (Cost — $11,368,474*) — 103.6%		12,783,619
Liabilities in Excess of Other Assets — (3.6)%		(448,464)

Net Assets — 100.0%		$12,335,155

Notes to Schedule of Investments

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$11,363,372

Gross unrealized appreciation	$1,420,247
Gross unrealized depreciation	—

Net unrealized appreciation	$1,420,247

BLACKROCK FUNDS II	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2045 Fund

(a)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	61,001	—	(61,001)	—	—	—		$ (22,793)	$ 105,144
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	34,741	—	(34,741)	—	—	—		82,588	(91,968)
BlackRock Commodity Strategies Fund, Institutional Class	78,655	—	(78,655)	—	—	—		(74,556)	64,457
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	39,532	—	(39,532)	—	—	—		(28,372)	28,372
BlackRock Equity Dividend Fund, Class K	39,883	—	(39,883)	—	—	—		73,223	(30,947)
BlackRock Global Long/Short Equity Fund, Class K	36,659	—	(36,659)	—	—	—		(8,431)	9,165
BlackRock Inflation Protected Bond Portfolio, Class K	2,879	—	(2,879)	—	—	$233		(121)	(484)
BlackRock International Opportunities Portfolio, Institutional Class	114,607	1,083	(115,690)	—	—	—		(320,858)	204,466
BlackRock Liquidity Funds, T-Fund, Institutional Class	545,906	—	(518,550)[2]	27,356	$27,356	134		—	—
iShares 20+ Year Treasury Bond ETF	—	1,180	(178)	1,002	124,288	1,713		(30)	2,807
iShares Edge MSCI Min Vol EAFE ETF	—	15,053	(6,548)	8,505	599,773	20,954		2,647	70,409
iShares Edge MSCI Min Vol USA ETF	—	16,213	(6,752)	9,461	472,293	6,243		2,573	45,084
iShares Edge MSCI Multifactor Intl ETF	—	160,239	(37,043)	123,196	3,341,076	77,147		37,948	541,772
iShares Edge MSCI Multifactor USA ETF	—	263,993	(67,125)	196,868	5,758,389	69,054		38,351	631,374
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	7,000	(3,150)	3,850	141,141	1,389		4,876	10,007
iShares Global REIT ETF	—	90,465	(19,331)	71,134	1,846,639	66,920		18,557	113,645
iShares International Developed Real Estate ETF	30,273	1,144	(31,417)	—	—	—		(124,781)	72,075
iShares TIPS Bond ETF	—	303	(303)	—	—	268		19	—
iShares U.S. Consumer Goods ETF	544	—	(544)	—	—	—		929	(2,589)
iShares U.S. Industrial ETF	693	—	(693)	—	—	—		13,571	(8,796)
iShares U.S. Real Estate ETF	11,071	299	(11,370)	—	—	—		(16,054)	(19,932)
Master Large Cap Growth Portfolio	$1,479,347	—	$(1,479,347)[2,3]	—	—	1,695		130,071	(81,239)
Master Small Cap Index Series	$ 223,317	—	$(223,317)[2,3]	—	—	238		40,645	(17,733)
S&P 500 Index Master Portfolio	$ 274,807	—	$(274,807)[2,3]	—	—	574		15,984	(13,399)
SL Liquidity Series, LLC, Money Market Series	849,316	—	(376,746)[2]	472,570	472,664	317	[4]	—	47
Total					$12,783,619	$246,881		$(134,014)	$1,631,737

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2045 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$12,159,311	—	—	$12,159,311
Fixed Income Funds[1]	124,288	—	—	124,288
Short-Term Securities	27,356	—	—	27,356

Subtotal	$12,310,955	—	—	$12,310,955

Investments Valued at NAV[2]				472,664

Total Investments				$12,783,619

[1]	See above Schedule of Investments for values in each security type.

[2]	As of July 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JULY 31, 2017	3

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2050 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 98.6%
iShares Edge MSCI Min Vol EAFE ETF	3,677	$259,302
iShares Edge MSCI Min Vol USA ETF (b)	1,972	98,442
iShares Edge MSCI Multifactor Intl ETF	139,856	3,792,895
iShares Edge MSCI Multifactor USA ETF	234,937	6,871,907
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,150	152,139
iShares Global REIT ETF	83,374	2,164,389

		13,339,074

Fixed Income Funds — 1.0%
iShares Edge U.S. Fixed Income Balanced Risk ETF	1,360	137,333

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 0.9%
SL Liquidity Series LLC, Money Market Series, 1.29% (c)(d)	119,736	$119,760
Total Affiliated Investment Companies (Cost — $12,078,201*) — 100.5%		13,596,167
Liabilities in Excess of Other Assets — (0.5)%		(70,893)

Net Assets — 100.0%		$13,525,274

Notes to Schedule of Investments

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$12,050,960

Gross unrealized appreciation	$1,545,207
Gross unrealized depreciation	—

Net unrealized appreciation	$1,545,207

BLACKROCK FUNDS II	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2050 Fund

(a)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	59,553	—	(59,553)	—	—	—		$ (11,868)	$ 88,649
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	40,930	—	(40,930)	—	—	—		77,613	(88,786)
BlackRock Commodity Strategies Fund, Institutional Class	80,377	—	(80,377)	—	—	—		(66,987)	56,936
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	40,335	—	(40,335)	—	—	—		(29,727)	29,774
BlackRock Equity Dividend Fund, Class K	45,958	—	(45,958)	—	—	—		83,239	(35,420)
BlackRock Global Long/Short Equity Fund, Class K	37,406	—	(37,406)	—	—	—		(8,550)	9,351
BlackRock International Opportunities Portfolio, Institutional Class	116,895	—	(116,895)	—	—	—		(316,325)	199,261
BlackRock Liquidity Funds, T-Fund, Institutional Class	58,028	—	(58,028)[2]	—	—	$321		—	—
iShares 20+ Year Treasury Bond ETF	—	181	(181)	—	—	193		519	—
iShares Edge MSCI Min Vol EAFE ETF	—	8,362	(4,685)	3,677	259,302	7,629		4,029	29,093
iShares Edge MSCI Min Vol USA ETF	—	6,834	(4,862)	1,972	98,442	877		2,156	6,208
iShares Edge MSCI Multifactor Intl ETF	—	165,595	(25,739)	139,856	3,792,895	85,744		34,612	611,334
iShares Edge MSCI Multifactor USA ETF	—	284,401	(49,464)	234,937	6,871,907	78,849		24,394	729,917
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	6,900	(2,750)	4,150	152,139	1,451		4,565	10,787
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	1,400	(40)	1,360	137,333	2,060		14	2,536
iShares Global REIT ETF	—	95,024	(11,650)	83,374	2,164,389	73,307		14,420	128,079
iShares International Developed Real Estate ETF	31,365	456	(31,821)	—	—	—		(129,628)	76,257
iShares U.S. Consumer Goods ETF	377	—	(377)	—	—	—		644	(1,795)
iShares U.S. Industrials ETF	656	—	(656)	—	—	—		12,847	(8,326)
iShares U.S. Real Estate ETF	11,368	136	(11,504)	—	—	—		(18,709)	(18,100)
Master Large Cap Growth Portfolio	$1,444,555	—	$(1,444,555)[2,3]	—	—	1,602		88,631	(41,038)
Master Small Cap Index Series	$ 228,143	—	$(228,143)[2,3]	—	—	234		40,132	(18,417)
S&P 500 Index Master Portfolio	$ 334,613	—	$(334,613)[2,3]	—	—	699		13,740	(5,269)
SL Liquidity Series, LLC, Money Market Series	872,098	—	(752,362)[2]	119,736	119,760	98	[4]	(12)	12
Total					$13,596,167	$253,064		$(180,251)	$1,761,043

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$13,339,074	—	—	$13,339,074
Fixed Income Funds[1]	137,333	—	—	137,333

Subtotal	$13,476,407	—	—	$13,476,407

Investments Valued at NAV[2]				119,760

Total Investments				$13,596,167

[1]	See above Schedule of Investments for values in each security type.

[2]	As of July 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JULY 31, 2017	3

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2055 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 98.4%
iShares Edge MSCI Min Vol EAFE ETF	1,295	$91,324
iShares Edge MSCI Min Vol USA ETF (b)	846	42,232
iShares Edge MSCI Multifactor Intl ETF	49,200	1,334,304
iShares Edge MSCI Multifactor USA ETF	82,337	2,408,357
iShares Edge MSCI Multifactor USA Small-Cap ETF	1,450	53,157
iShares Global REIT ETF	29,124	756,059

		4,685,433

Fixed Income Funds — 1.0%
iShares Edge U.S. Fixed Income Balanced Risk ETF	480	48,471

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (c)	26,387	$26,387
SL Liquidity Series LLC, Money Market Series, 1.29% (c)(d)	35,187	35,194

		61,581
Total Affiliated Investment Companies (Cost — $4,279,898*) — 100.7%		4,795,485
Liabilities in Excess of Other Assets — (0.7)%		(34,862)

Net Assets — 100.0%		$4,760,623

Notes to Schedule of Investments

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,274,819

Gross unrealized appreciation	$520,666
Gross unrealized depreciation	—

Net unrealized appreciation	$520,666

BLACKROCK FUNDS II	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock LifePath® Smart Beta 2055 Fund

(a)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	16,592	—	(16,592)	—	—	—		$ 3,881	$ 18,519
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	9,781	—	(9,781)	—	—	—		(8,828)	6,187
BlackRock Commodity Strategies Fund, Institutional Class	23,304	—	(23,304)	—	—	—		(14,953)	11,948
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	2,314	—	(2,314)	—	—	—		(1,557)	1,557
BlackRock Equity Dividend Fund, Class K	11,061	—	(11,061)	—	—	—		19,953	(8,229)
BlackRock Global Long/Short Equity Fund, Class K	2,152	—	(2,152)	—	—	—		(495)	538
BlackRock International Opportunities Portfolio, Institutional Class	34,419	557	(34,976)	—	—	—		(88,182)	53,089
BlackRock Liquidity Funds, T-Fund, Institutional Class	335,312	—	(308,925)[2]	26,387	$26,387	$149		—	—
iShares 20+ Year Treasury Bond ETF	—	77	(77)	—	—	76		211	—
iShares Edge MSCI Min Vol EAFE ETF	—	2,215	(920)	1,295	91,324	2,983		773	10,219
iShares Edge MSCI Min Vol USA ETF	—	1,796	(950)	846	42,232	331		555	2,417
iShares Edge MSCI Multifactor Intl ETF	—	54,100	(4,900)	49,200	1,334,304	28,915		2,483	210,029
iShares Edge MSCI Multifactor USA ETF	—	92,747	(10,410)	82,337	2,408,357	26,361		2,490	246,058
iShares Edge MSCI Multifactor USA Small-Cap ETF	—	2,100	(650)	1,450	53,157	454		1,087	3,769
iShares Edge U.S. Fixed Income Balanced Risk ETF	—	480	—	480	48,471	706		—	889
iShares Global REIT ETF	—	31,044	(1,920)	29,124	756,059	24,537		2,625	42,202
iShares International Developed Real Estate ETF	9,203	456	(9,659)	—	—	—		(44,177)	27,972
iShares U.S. Consumer Goods ETF	396	—	(396)	—	—	—		676	(1,885)
iShares U.S. Financials ETF	317	—	(317)	—	—	—		9,889	(7,714)
iShares U.S. Industrials ETF	335	—	(335)	—	—	—		6,560	(4,252)
iShares U.S. Real Estate ETF	3,366	126	(3,492)	—	—	—		(11,777)	807
iShares U.S. Technology ETF	143	—	(143)	—	—	—		1,587	(1,550)
Master Large Cap Growth Portfolio	$382,542	—	$(382,542)[2,3]	—	—	453		39,292	(25,999)
Master Small Cap Index Series	$ 65,966	—	$ (65,966)[2,3]	—	—	71		10,972	(3,740)
S&P 500 Index Master Portfolio	$ 84,747	—	$ (84,747)[2,3]	—	—	177		15,248	(13,015)
SL Liquidity Series, LLC, Money Market Series	258,204	—	(223,017)[2]	35,187	35,194	37	[4]	—	4
Total					$4,795,485	$85,250		$(51,687)	$569,820

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK FUNDS II	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$4,685,433	—	—	$4,685,433
Fixed Income Funds[1]	48,471	—	—	48,471
Short-Term Securities	26,387	—	—	26,387

Subtotal	$4,760,291	—	—	$4,760,291

Investments Valued at NAV[2]				35,194

Total Investments				$4,795,485

[1]	See above Schedule of Investments for values in each security type.

[2]	As of July 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JULY 31, 2017	3

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock LifePath® Smart Beta 2060 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 98.7%
iShares Edge MSCI Min Vol EAFE ETF	260	$18,335
iShares Edge MSCI Min Vol USA ETF	185	9,235
iShares Edge MSCI Multifactor Intl ETF	10,645	288,693
iShares Edge MSCI Multifactor USA ETF	17,800	520,650
iShares Edge MSCI Multifactor USA Small-Cap ETF	340	12,464
iShares Global REIT ETF	6,350	164,846

		1,014,223

Fixed Income Funds — 1.0%
iShares Edge U.S. Fixed Income Balanced Risk ETF	102	10,300

Affiliated Investment Companies (a)	Shares	Value
Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (b)	1,919	$1,919
Total Affiliated Investment Companies (Cost — $1,007,330*) — 99.9%		1,026,442
Other Assets Less Liabilities — 0.1%		1,523

Net Assets — 100.0%		$1,027,965

Notes to Schedule of Investments

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,007,330

Gross unrealized appreciation	$19,189
Gross unrealized depreciation	(77)

Net unrealized appreciation	$19,112

(a)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,919	[1]	—	1,919	$1,919	$ 77	—	—
iShares 20+ Year Treasury Bond ETF	11		(11)	—	—	3	$ 8	—
iShares Edge MSCI Min Vol EAFE ETF	260		—	260	18,335	363	—	$ (77)
iShares Edge MSCI Min Vol USA ETF	185		—	185	9,235	39	—	83
iShares Edge MSCI Multifactor Intl ETF	10,800		(155)	10,645	288,693	4,455	80	5,764
iShares Edge MSCI Multifactor USA ETF	17,800		—	17,800	520,650	2,119	—	9,842
iShares Edge MSCI Multifactor USA Small-Cap ETF	340		—	340	12,464	27	—	429
iShares Edge U.S. Fixed Income Balanced Risk ETF	102		—	102	10,300	51	—	10
iShares Global REIT ETF	6,350		—	6,350	164,846	1,660	—	3,061
Total					$1,026,442	$8,794	$88	$19,112

[1]	Represents net shares purchased.

(b)	Current yield as of period end.

BLACKROCK FUNDS II	JULY 31, 2017	1

Schedule of Investments (concluded)	BlackRock LifePath® Smart Beta 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$1,014,223	—	—	$1,014,223
Fixed Income Funds[1]	10,300	—	—	10,300
Short-Term Securities	1,919	—	—	1,919

Total	$1,026,442	—	—	$1,026,442

[1]	See above Schedule of Investments for values in each security type.

2	BLACKROCK FUNDS II	JULY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: September 25, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: September 25, 2017